CURRENT DEBT FACILITIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 15, 2022	Dec. 31, 2022	Dec. 31, 2021
Current Debt Facilities
Annual interest	8.00%
Borrowing costs	$ 449
Effective interest rate	24.00%
Interest expense on debt		$ 1,748	$ 411
Accounts payable and accrued liabilities		$ 765